Significant Accounting Policies (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	42.00%	41.00%	47.00%
Volatility, maximum	61.00%	63.00%	73.00%
Risk-free interest, minimum	4.30%	4.10%	2.10%
Risk-free interest, maximum	4.40%	5.50%	4.10%
Early exercise multiple	1.7	2.1	2.2